Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Information about Significant Segment Expenses
The following table presents information about significant segment expenses and segment loss:

Year ended December 31,	2025	2024
Direct external research and development costs
EP-104IAR	$231,403	$2,945,435
EP-104GI	9,111,958	5,156,725
Pre-clinical	3,305,157	2,264,151
Salaries and benefits	8,932,979	7,274,742
Share based payments	8,756,107	3,223,464
Other Research and Development expenses	1,337,747	428,673
Other General and Administrative expenses	6,758,688	5,710,221

Total segment expenses	38,434,039	27,003,411
Reconciling items:
Interest income	1,412,516	1,159,943
Interest expense	—	(603,573)
Gain (loss) on sale of equipment	(2,562)	18,611
Foreign exchange gain (loss)	(1,562,476)	(159,214)
Convertible debt costs	—	(355,582)
Change in fair value of financial instruments	—	1,200,541
Tax expense	(19,091)	(1,804)

Net loss for the year	$(38,605,652)	$(25,744,489)